Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VS.

PERFORMANCE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(3) ($)	Compensation Table Total for Non-PEO NEOs ($)	Actually Paid to Non-PEO NEOs(4) ($)	Total Shareholder Return (“TSR”) ($)	Peer Group Total Shareholder Return(2) ($)	Net Income (Loss) ($) in 000s	Core FFO(1) per Share ($)
2023	7,150,720	4,506,668	1,712,760	1,199,819	46.31	56.58	(48,377)	1.74
2022	4,026,288	495,657	1,309,186	412,585	54.99	51.20	146,830	2.00
2021	3,560,678	4,888,145	1,411,844	1,731,388	90.20	86.09	(1,167)	1.97
2020	3,193,723	1,839,353	1,269,442	883,164	76.75	71.83	232,685	1.89

(1) See the definition of Core FFO and the reconciliation of GAAP net income applicable to common stock to Core FFO for the year ended December 31, 2023 in Appendix C.

(2) The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2023 and 2022 assuming the 2020/21 Peer Group had been used would have been $61.51 and $57.68, respectively.

(3) “Compensation actually paid” to our CEO in each of the years included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022	2023
CEO (C. Brent Smith for all periods)
Summary Compensation Table Total Compensation	$3,193,723	$3,560,678	$4,026,288	$7,150,720
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(1,974,037)	(2,040,930)	(2,478,040)	(5,377,973)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	1,501,126	1,983,364	1,107,509	3,157,586
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	181,269	200,003	262,506	397,503
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(952,498)	1,093,881	(2,257,626)	(674,307)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(110,230)	91,149	(164,980)	(146,861)
Compensation Actually Paid	$1,839,353	$4,888,145	$495,657	$4,506,668

(4) Average “Compensation actually paid” to our non-CEO NEOs in each of year included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non- CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022	2023
Non-CEO NEOs (Robert E. Bowers, Christopher A. Kollme, George M. Wells, and Robert K. Wiberg for all periods)
Summary Compensation Table Total Compensation	$1,269,442	$1,411,844	$1,309,186	1,712,760
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(630,943)	(616,240)	(551,037)	(917,860)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	482,296	592,009	246,141	538,479
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	56,259	68,321	71,882	70,036
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(262,819)	211,000	(637,083)	(176,112)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(31,071)	64,456	(26,505)	(27,484)
Compensation Actually Paid	$883,164	$1,731,388	$412,585	$1,199,819

Equity Valuations: Deferred Stock Unit Award grant date fair values were calculated based on the closing price as of the grant date; Deferred Stock Unit Award vesting date fair values were calculated based on the closing stock price as of the vest date and adjusting for any accrued dividend rights; Performance Share Program Award grant date fair values and fair values as of each respective period end were determined utilizing a Monte Carlo valuation model that models the plan’s potential payoff depending on our and our peer’s group’s future stock price movements; fair values of Performance Share Program Awards as of each vesting date were determined based on our closing stock price as of the vesting date adjusted for any accrued dividends.

Company Selected Measure Name		Core FFO
Peer Group Issuers, Footnote [Text Block]		The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2023 and 2022 assuming the 2020/21 Peer Group had been used would have been $61.51 and $57.68, respectively.
PEO Total Compensation Amount		$ 7,150,720	$ 4,026,288	$ 3,560,678	$ 3,193,723
PEO Actually Paid Compensation Amount	[1]	$ 4,506,668	495,657	4,888,145	1,839,353
Adjustment To PEO Compensation, Footnote [Text Block]

(3) “Compensation actually paid” to our CEO in each of the years included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022	2023
CEO (C. Brent Smith for all periods)
Summary Compensation Table Total Compensation	$3,193,723	$3,560,678	$4,026,288	$7,150,720
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(1,974,037)	(2,040,930)	(2,478,040)	(5,377,973)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	1,501,126	1,983,364	1,107,509	3,157,586
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	181,269	200,003	262,506	397,503
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(952,498)	1,093,881	(2,257,626)	(674,307)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(110,230)	91,149	(164,980)	(146,861)
Compensation Actually Paid	$1,839,353	$4,888,145	$495,657	$4,506,668

Non-PEO NEO Average Total Compensation Amount		$ 1,712,760	1,309,186	1,411,844	1,269,442
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,199,819	412,585	1,731,388	883,164
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4) Average “Compensation actually paid” to our non-CEO NEOs in each of year included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non- CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022	2023
Non-CEO NEOs (Robert E. Bowers, Christopher A. Kollme, George M. Wells, and Robert K. Wiberg for all periods)
Summary Compensation Table Total Compensation	$1,269,442	$1,411,844	$1,309,186	1,712,760
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	(630,943)	(616,240)	(551,037)	(917,860)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	482,296	592,009	246,141	538,479
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year	56,259	68,321	71,882	70,036
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(262,819)	211,000	(637,083)	(176,112)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(31,071)	64,456	(26,505)	(27,484)
Compensation Actually Paid	$883,164	$1,731,388	$412,585	$1,199,819

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

For 2023, the most important financial performance measures that we used to link our NEO’s compensation, including our CEO’s, to our financial performance were as follows:

•	Our 3-year TSR relative to the 3-year TSR of our defined peer group;

•	Core FFO per share relative to budget;

•	Leasing volume, with an emphasis on new tenant leasing;

•	Net debt to Core EBITDA ratio relative to budget; and

•	Same Store NOI - Cash basis relative to budget.

Total Shareholder Return Amount		$ 46.31	54.99	90.20	76.75
Peer Group Total Shareholder Return Amount	[3]	56.58	51.20	86.09	71.83
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (48,377,000)	$ 146,830,000	$ (1,167,000)	$ 232,685,000
Company Selected Measure Amount | $ / shares	[4]	1.74	2.00	1.97	1.89
PEO Name		C. Brent Smith	C. Brent Smith	C. Brent Smith	C. Brent Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Our 3-year TSR relative to the 3-year TSR of our defined peer group;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core FFO per share relative to budget;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Leasing volume, with an emphasis on new tenant leasing;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net debt to Core EBITDA ratio relative to budget; and
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Same Store NOI - Cash basis relative to budget.
PEO [Member] | Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,377,973)	$ (2,478,040)	$ (2,040,930)	$ (1,974,037)
PEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,157,586	1,107,509	1,983,364	1,501,126
PEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		397,503	262,506	200,003	181,269
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(674,307)	(2,257,626)	1,093,881	(952,498)
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(146,861)	(164,980)	91,149	(110,230)
Non-PEO NEO [Member] | Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(917,860)	(551,037)	(616,240)	(630,943)
Non-PEO NEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		538,479	246,141	592,009	482,296
Non-PEO NEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		70,036	71,882	68,321	56,259
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(176,112)	(637,083)	211,000	(262,819)
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (27,484)	$ (26,505)	$ 64,456	$ (31,071)

[1]	“Compensation actually paid” to our CEO in each of the years included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
[2]	Average “Compensation actually paid” to our non-CEO NEOs in each of year included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non- CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
[3]	The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2023 and 2022 assuming the 2020/21 Peer Group had been used would have been $61.51 and $57.68, respectively.
[4]	See the definition of Core FFO and the reconciliation of GAAP net income applicable to common stock to Core FFO for the year ended December 31, 2023 in Appendix C.